Intangible Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Amortization - intangible assets	$ 145	$ 136
Amortization expense, next twelve months	90
Amortization expense, year two	90
Amortization expense, year three	90
Amortization expense, year four	90
Amortization expense, year five	90
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	$ 117	$ 137